SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated life (in years)	10 years
Intangible assets gross	$ 3,000,000	$ 3,000,000
Less: Impairment	(2,625,000)
Less: Accumulated amortization	(375,000)	(75,000)
Intangible assets, net		2,925,000
Beginning accumulated amortization	75,000
Amortization expense charge	300,000	75,000
Ending accumulated amortization	$ 375,000	$ 75,000